Restructuring - Components of Restructuring Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
2023 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	$ 13,608
2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	27,181
2021 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses		$ 21,534
2020 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses			$ 33,092
Lease Termination Costs | 2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	3,791
Lease Termination Costs | 2021 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	119	12,688
Lease Termination Costs | 2020 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses			7,989
Employee Severance | 2023 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	13,608
Employee Severance | 2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	19,170
Employee Severance | 2021 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	148	$ 8,846
Employee Severance | 2020 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses			$ 25,103
Lease Impairments | 2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	2,680
Other Costs | 2022 Plan
Restructuring Cost And Reserve [Line Items]
Total restructuring expenses	$ 1,540